UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York AMT-Free Municipal Income Fund (NRK)
	June 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 156.3% (97.4% of Total Investments)

	MUNICIPAL BONDS – 156.3% (97.4% of Total Investments)

	Consumer Staples – 9.2% (5.8% of Total Investments)
$ 8,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	9/16 at 100.00	N/R	$ 1,092,160
	Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%, 6/01/47
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement
	Asset-Backed Bonds, Series 2005A:
17,580	5.000%, 6/01/38	9/16 at 100.00	BB	17,649,265
13,500	5.000%, 6/01/45	9/16 at 100.00	BB–	13,501,080
10,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	9/16 at 100.00	N/R	958,300
	Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
1,310	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	9/16 at 100.00	B–	1,314,716
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
26,865	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	9/16 at 100.00	B–	26,862,850
	Bonds, Series 2006A-3, 5.000%, 6/01/35
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
5,005	5.000%, 6/01/34	9/16 at 100.00	B	5,005,250
58,315	5.125%, 6/01/42	9/16 at 100.00	B–	57,997,763
140,575	Total Consumer Staples			124,381,384
	Education and Civic Organizations – 27.8% (17.3% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	BBB–	2,880,559
29,145	0.000%, 7/15/47	No Opt. Call	BBB–	7,710,018
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for
	Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB–	269,090
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB–	2,781,453
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of
	New York, Series 2014:
1,000	5.250%, 11/01/29	11/24 at 100.00	BB	1,130,550
3,905	5.250%, 11/01/34	11/24 at 100.00	BB	4,342,985
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
1,340	5.000%, 4/15/33	4/23 at 100.00	BB+	1,391,456
2,035	5.000%, 4/15/43	4/23 at 100.00	BB+	2,090,250
3,655	Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project,	No Opt. Call	A	4,328,580
	Series 2014, 5.000%, 7/01/44
540	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St.	7/16 at 100.00	N/R	542,176
	Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	5,853,320
	Series 2013A, 5.000%, 7/01/44
1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/25 at 100.00	A–	1,995,582
	Series 2015A, 5.000%, 7/01/37
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	5,571,370
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA–	7,376,100
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and
	University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,919,013
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,510,062
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,228,900
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	17,847,081
	Facilities, Refunding Series 2013A, 5.000%, 7/01/27
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/19 at 100.00	Aa2	6,903,684
	Facilities, Series 2009A, 5.000%, 7/01/39
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	5,537,218
	Facilities, Series 2011A, 5.000%, 7/01/41
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	4,448,663
	Facilities, Series 2012A, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
3,095	5.000%, 7/01/31	No Opt. Call	Aa3	3,879,675
3,465	5.000%, 7/01/33	No Opt. Call	Aa3	4,311,084
2,000	5.000%, 7/01/34	7/25 at 100.00	Aa3	2,479,060
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
405	5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	422,289
1,320	5.000%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	1,374,793
6,680	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	7,865,299
	2011A, 5.000%, 10/01/41
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,
	Series 2011:
1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA	1,200,170
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA	7,079,363
12,970	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount	7/25 at 100.00	A–	15,726,644
	Sinai, Series 2015A, 5.000%, 7/01/40
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	1,099,640
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	1,005,883
	2010, 5.250%, 7/01/30
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	3,593,363
	1998A, 6.000%, 7/01/18 – NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,959,450
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	5,890,840
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34	7/19 at 100.00	AA–	11,276,400
3,890	5.000%, 7/01/39	7/19 at 100.00	AA–	4,343,068
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	15,038,325
	2009B, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
9,000	5.000%, 7/01/34	No Opt. Call	AA–	11,222,820
8,955	5.000%, 7/01/45	7/25 at 100.00	AA–	10,870,475
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A:
11,920	5.000%, 7/01/34	7/26 at 100.00	AA–	15,159,737
2,375	5.000%, 7/01/36	7/26 at 100.00	AA–	3,000,813
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	3,218,768
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell
	University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,754,150
11,560	5.000%, 7/01/40	7/20 at 100.00	Aa1	13,303,595
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39	7/24 at 100.00	A3	955,768
1,500	5.000%, 7/01/44	7/24 at 100.00	A3	1,762,140
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,897,725
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,376,100
	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series 2010:
1,815	5.250%, 7/01/25	7/17 at 100.00	Ba1	1,874,006
2,000	5.250%, 7/01/35	7/20 at 100.00	Ba1	2,219,540
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College	7/23 at 100.00	A2	1,171,600
	Project, Series 2013A, 5.000%, 7/01/39
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A–	2,095,376
1,785	5.000%, 9/01/43	9/23 at 100.00	A–	2,087,665
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher	6/24 at 100.00	BBB+	1,687,756
	College, Series 2014A, 5.500%, 6/01/39
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
325	5.000%, 7/01/40	7/25 at 100.00	BBB	385,242
350	5.000%, 7/01/45	7/25 at 100.00	BBB	413,035
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,120,280
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	1,131,200
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Baa3	6,928,470
5,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Baa3	5,088,250
1,030	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Baa3	1,045,399
14,500	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Baa3	14,733,595
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	5,492,523
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	4,304,268
31,650	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	AA–	31,858,257
20,210	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	20,328,835
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	3,938,764
	American Art, Series 2011, 5.000%, 7/01/31
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
600	5.000%, 5/01/35	5/22 at 100.00	BBB+	692,592
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	1,149,590
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/22 at 100.00	Baa2	1,657,843
	Series 2012, 5.000%, 7/01/42
1,000	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University	12/21 at 100.00	AA–	1,185,750
	Project, Series 2011, 5.000%, 12/01/36
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 – AGM Insured	1/21 at 100.00	A2	1,621,310
1,000	5.250%, 7/01/36 – AGM Insured	1/21 at 100.00	A2	1,155,610
4,000	5.375%, 7/01/41 – AGM Insured	1/21 at 100.00	A2	4,647,800
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	4,230,876
	Series 2010A, 5.125%, 9/01/40
358,855	Total Education and Civic Organizations			373,970,979
	Financials – 1.6% (1.0% of Total Investments)
1,615	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	2,180,444
	Series 2005, 5.250%, 10/01/35
13,835	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	19,429,597
	Series 2007, 5.500%, 10/01/37
15,450	Total Financials			21,610,041
	Health Care – 9.3% (5.8% of Total Investments)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist	7/24 at 100.00	A–	1,509,625
	Hospital Project, Refunding Series 2014, 5.000%, 7/01/27
2,460	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	2,872,763
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
7,370	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA	7,703,198
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
4,345	6.000%, 12/01/16	No Opt. Call	Ba1	4,440,503
5,430	6.500%, 12/01/21	12/18 at 100.00	Ba1	6,042,395
6,780	6.125%, 12/01/29	12/18 at 100.00	Ba1	7,430,473
14,770	6.250%, 12/01/37	12/18 at 100.00	Ba1	16,193,533
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
3,865	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AA	4,028,296
3,500	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AA	3,649,625
4,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/21 at 100.00	A	4,629,400
	Obligated Group, Series 2011A, 5.000%, 5/01/41
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems	7/20 at 100.00	A–	1,044,072
	Inc., Series 2010A, 5.750%, 7/01/40 – AGM Insured
34,615	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems,	7/26 at 100.00	A–	42,065,185
	Inc. Project, Series 2016B, 5.000%, 7/01/46 (WI/DD, Settling 7/07/16)
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	2,240,288
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General	12/22 at 100.00	A–	4,481,100
	Hospital Project, Series 2013A, 5.000%, 12/01/42
5,585	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	6,378,852
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
565	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	BBB	657,361
	2010-C2, 6.125%, 11/01/37
2,260	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester	11/25 at 100.00	BBB	2,673,038
	Medical Center Obligated Group Project, Series 2016, 5.000%, 11/01/46
5,740	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/16 at 100.00	BB–	5,754,063
	Series 2001A, 7.125%, 7/01/31
2,035	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	9/16 at 100.00	BB–	2,039,986
	Series 2001B, 7.125%, 7/01/31
111,245	Total Health Care			125,833,756
	Housing/Multifamily – 0.1% (0.1% of Total Investments)
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	1,132,914
	Series 2010D-1A, 5.000%, 11/01/42
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	474,944
	4.500%, 11/01/29
65	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/16 at 100.00	AA	65,210
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
1,555	Total Housing/Multifamily			1,673,068
	Industrials – 3.3% (2.0% of Total Investments)
38,030	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	44,174,886
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	Long-Term Care – 0.2% (0.1% of Total Investments)
800	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	845,608
	Westchester Project, Series 2006, 5.200%, 2/15/41
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At	12/20 at 100.00	BBB–	1,403,581
	Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40
2,025	Total Long-Term Care			2,249,189
	Tax Obligation/General – 8.4% (5.2% of Total Investments)
15	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA	16,852
	10/01/29 – AGC Insured
500	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding	1/26 at 100.00	A+	609,400
	2016A, 5.000%, 1/01/38
	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016C:
4,145	5.000%, 4/01/28	4/26 at 100.00	A+	5,223,280
3,160	5.000%, 4/01/29	4/26 at 100.00	A+	3,966,179
5,660	5.000%, 4/01/35	4/26 at 100.00	A+	6,976,969
5,085	5.000%, 4/01/36	4/26 at 100.00	A+	6,243,261
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,346,640
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
6,085	5.000%, 10/01/31	No Opt. Call	AA	7,327,314
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,204,160
1,570	5.000%, 10/01/34	No Opt. Call	AA	1,890,531
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	10,452,503
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
1,000	5.000%, 8/01/30	8/22 at 100.00	AA	1,206,290
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,399,680
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	6,132,800
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	4,150,074
2,190	5.000%, 3/01/32	3/23 at 100.00	AA	2,665,383
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,212,840
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,675,510
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	9,899,760
7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	AA	9,451,098
750	New York City, New York, General Obligation Bonds, Fiscal 2016 Series E, 5.000%, 8/01/32	8/26 at 100.00	AA	957,728
5	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 –	7/16 at 100.00	AA	5,020
	FGIC Insured
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/20 –	9/16 at 100.00	AA	5,020
	AGM Insured
	New York City, New York, General Obligation Bonds, Series 2011D-I:
2,785	5.000%, 10/01/30	10/21 at 100.00	AA	3,336,653
2,880	5.000%, 10/01/34	No Opt. Call	AA	3,419,712
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	4,007,812
	5.000%, 4/01/28
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AA	995,539
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AA	1,051,613
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA	1,109,002
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA	1,165,718
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	948,563
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	867,587
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA–	893,393
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA–	910,186
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA–	935,342
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA–	930,830
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	949,540
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	956,804
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa2	1,238,169
	General Obligation Bonds, Refunding Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	9/16 at 100.00	Aa3	1,626,107
	Series 2005, 5.000%, 10/01/16 – AGM Insured
93,312	Total Tax Obligation/General			113,360,862
	Tax Obligation/Limited – 48.8% (30.4% of Total Investments)
65	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	9/16 at 100.00	N/R	65,276
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
525	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/16 at 100.00	N/R	527,447
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
4,955	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/16 at 100.00	AA–	4,977,050
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Master BOCES Program Lease Revenue Bonds, Nassau	8/19 at 100.00	AA	1,106,010
	County Board of Cooperative Educational Services, Series 2009, 5.000%, 8/15/28 – AGC Insured
10,840	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	9/16 at 100.00	AA	10,882,926
	2004-2, 5.000%, 7/01/20 – FGIC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA	1,139,270
	Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa2	1,099,040
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,790	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AA	1,870,120
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2011C:
995	5.000%, 3/15/34	No Opt. Call	AAA	1,170,060
24,000	5.000%, 3/15/41	3/21 at 100.00	AAA	28,126,320
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2012D:
7,550	5.000%, 2/15/33	No Opt. Call	AAA	9,137,992
10,000	5.000%, 2/15/40	No Opt. Call	AAA	11,952,600
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2014A:
5,000	5.000%, 2/15/29	2/24 at 100.00	AAA	6,258,450
10,000	5.000%, 2/15/30	2/24 at 100.00	AAA	12,471,900
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/24 at 100.00	AAA	8,509,760
	Purpose Series 2014C, Group C, 5.000%, 3/15/44
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General
	Purpose Series 2015A:
1,500	5.000%, 3/15/31	3/25 at 100.00	AAA	1,885,245
2,500	5.000%, 3/15/33	3/25 at 100.00	AAA	3,121,525
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A,	3/23 at 100.00	AAA	33,580,520
	5.000%, 3/15/43
3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	3/24 at 100.00	AAA	3,717,210
	5.000%, 3/15/34
12,045	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.	9/25 at 100.00	AAA	15,127,556
	Group A,B&C, 5.000%, 3/15/36
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/19 at 100.00	AA	11,263,658
	City School District Project, Series 2009A, 5.000%, 5/01/31
1,080	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/23 at 100.00	AA	1,328,389
	City School District, Refunding Series 2013A, 5.000%, 5/01/28
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2008-A:
3,540	5.750%, 5/01/27 – AGM Insured (UB)	5/18 at 100.00	AA	3,873,857
5,000	5.750%, 5/01/28 – AGM Insured (UB)	5/18 at 100.00	AA	5,471,550
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2007A:
5,980	5.750%, 5/01/27 – AGM Insured (UB)	5/17 at 100.00	AA	6,238,396
21,030	5.750%, 5/01/28 – AGM Insured (UB)	5/17 at 100.00	AA	21,938,706
5,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	6,116,600
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
23,030	5.750%, 2/15/47	2/21 at 100.00	A	27,300,914
6,000	5.250%, 2/15/47	2/21 at 100.00	A	6,921,420
1,850	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	2,121,636
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
51,590	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	52,900,901
4,200	5.000%, 2/15/47 – AGM Insured	2/17 at 100.00	AA	4,308,864
9,000	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002A,	No Opt. Call	AA	9,917,550
	5.750%, 7/01/18 – AGM Insured (UB)
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA	1,101,950
	Series 2002A, 5.750%, 7/01/18 – AGM Insured
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds,	5/23 at 100.00	AA	4,445,721
	Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/17 at 100.00	A–	564,833
	5.500%, 1/01/34
10,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	10,691,291
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal
	Series 2015S-1:
5,400	5.000%, 7/15/33	1/25 at 100.00	AA	6,685,308
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	6,518,189
11,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/25 at 100.00	AA	13,563,440
	Series 2015S-2, 5.000%, 7/15/40
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal
	Series 2016S-1:
4,000	4.000%, 7/15/40	1/26 at 100.00	AA	4,517,360
7,950	5.000%, 7/15/43	1/26 at 100.00	AA	9,833,196
1,290	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,335,602
	Series 2007B, 5.000%, 11/01/30
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	7,417,648
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	28,625,849
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/22 at 100.00	AAA	38,812,799
	Fiscal 2012 Series F-1, 5.000%, 5/01/39
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	6,275,244
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	16,501,323
	Fiscal 2014 Series D-1, 5.000%, 2/01/37
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2015 Series B-1:
5,000	5.000%, 8/01/33	8/24 at 100.00	AAA	6,245,850
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,912,934
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
10,000	5.500%, 11/01/35	11/20 at 100.00	AAA	11,957,100
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,161,980
8,490	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	9,923,537
	Subordinate Series 2011-D1, 5.000%, 2/01/35
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	Aa3	22,590,172
4,000	5.750%, 4/01/41	4/21 at 100.00	AA–	4,821,320
28,795	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	No Opt. Call	AA+	33,817,424
	2005B, 5.500%, 4/01/20 – AMBAC Insured
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,867,392
1,945	5.000%, 3/15/30	9/20 at 100.00	AAA	2,251,065
7,065	New York State Urban Development Corporation, State Facilities Revenue Bonds, Series 1995,	No Opt. Call	AA	7,803,787
	5.700%, 4/01/20 – AGM Insured (UB) (4)
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/23 at 100.00	AAA	14,756,179
	General Purpose Series 2013C, 5.000%, 3/15/32
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
11,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,480,720
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	2,873,946
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,921,000
19,900	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	3,628,168
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	AA–	34,886,319
89,130	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	12,575,352
680	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/16 at 100.00	A3	682,978
	Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured
2,730	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H. Lee Dennison	11/23 at 100.00	A–	3,168,902
	Building, Series 2013, 5.000%, 11/01/33
863,805	Total Tax Obligation/Limited			657,644,596
	Transportation – 21.3% (13.3% of Total Investments)
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green	11/26 at 100.00	AA–	8,426,100
	Series 2016B, 4.000%, 11/15/36
13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	AA–	16,926,651
	Series 2012F, 5.000%, 11/15/30
8,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2008A,	11/17 at 100.00	AA–	9,344,544
	5.250%, 11/15/36
27,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	AA–	31,798,485
	5.250%, 11/15/40
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B,	5/23 at 100.00	AA–	7,446,182
	5.000%, 11/15/30
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C,	5/23 at 100.00	AA–	583,747
	5.000%, 11/15/32
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D,	11/23 at 100.00	AA–	2,391,131
	5.250%, 11/15/30
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
14,000	5.000%, 11/15/31	11/23 at 100.00	AA–	17,287,620
1,785	5.000%, 11/15/32	11/23 at 100.00	AA–	2,197,192
10,000	5.000%, 11/15/38	11/23 at 100.00	AA–	12,123,700
9,370	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B,	5/24 at 100.00	AA–	11,772,562
	5.250%, 11/15/35
8,055	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	9,478,157
	Center Project, Series 2011, 5.000%, 11/15/44
3,400	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	AA–	3,625,590
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations,
	Series 2016A:
1,180	5.000%, 1/01/35	1/26 at 100.00	A–	1,458,515
3,000	5.000%, 1/01/41	1/26 at 100.00	A–	3,687,870
24,815	5.000%, 1/01/46	1/26 at 100.00	A–	30,386,216
5,000	5.250%, 1/01/56	1/26 at 100.00	A–	6,242,400
7,500	4.000%, 1/01/56	1/26 at 100.00	A–	8,271,975
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Forth Series 2014:
2,100	5.000%, 9/01/33	9/24 at 100.00	AA–	2,613,765
3,950	5.000%, 9/01/34	9/24 at 100.00	AA–	4,892,668
1,000	5.000%, 9/01/35	9/24 at 100.00	AA–	1,232,680
5,155	5.000%, 9/01/36	9/24 at 100.00	AA–	6,328,175
9,755	5.000%, 9/01/39	9/24 at 100.00	AA–	11,925,683
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Ninth Series 2015:
3,375	5.000%, 5/01/30	5/25 at 100.00	AA–	4,281,930
6,535	5.000%, 5/01/31	5/25 at 100.00	AA–	8,266,644
3,595	5.000%, 5/01/35	5/25 at 100.00	AA–	4,471,030
10,780	5.000%, 5/01/45	5/25 at 100.00	AA–	13,172,190
4,185	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	No Opt. Call	AA	5,008,441
	Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 16.592%, 3/16/17 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Ninety-Fourth Series 2015:
14,900	5.000%, 10/15/41	10/25 at 100.00	AA–	18,416,400
9,000	5.250%, 10/15/55	10/25 at 100.00	AA–	11,302,740
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	2,444,160
	Ninth Series 2013, 5.000%, 12/01/43
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	9/16 at 100.00	Baa1	2,521,400
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	6,581,206
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
238,420	Total Transportation			286,907,749
	U.S. Guaranteed – 4.9% (3.1% of Total Investments) (5)
5,315	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	N/R (5)	6,524,216
	6.125%, 11/15/30 (Pre-refunded 11/15/20)
5,935	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	N/R (5)	6,322,259
	2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
4,205	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	N/R (5)	4,486,567
	2008D, 5.375%, 11/15/32 (Pre-refunded 11/15/17)
1,000	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	N/R (5)	1,065,250
	2008E, 5.250%, 11/15/32 (Pre-refunded 11/15/17)
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse
	River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	AA (5)	1,158,970
1,000	5.000%, 5/01/45 (Pre-refunded 5/01/20) – AGM Insured	5/20 at 100.00	AA (5)	1,158,970
9,400	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	AA– (5)	9,834,844
	Series 2007A, 5.250%, 7/01/32 (Pre-refunded 7/01/17) – NPFG Insured
	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk
	County Issue, Series 1986:
425	7.375%, 7/01/16 (ETM)	No Opt. Call	Aaa	425,077
130	7.375%, 7/01/16 – BIGI Insured (ETM)	No Opt. Call	Aaa	130,023
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
1,595	5.000%, 7/01/25 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (5)	1,664,813
5,205	5.000%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured	7/17 at 100.00	AA– (5)	5,432,823
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B,	7/18 at 100.00	A2 (5)	3,260,820
	5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGC Insured
3,415	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA– (5)	3,564,475
	5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured
7,310	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R (5)	7,460,294
	Project, Series 2006A, 6.000%, 11/15/36 (Pre-refunded 11/15/16)
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%,	5/19 at 100.00	AA+ (5)	3,756,850
	5/01/33 (Pre-refunded 5/01/19) – BHAC Insured
985	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AA (5)	1,117,039
	10/01/29 (Pre-refunded 10/01/19) – AGC Insured
2,510	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (5)	2,601,916
	Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)
955	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	N/R (5)	1,142,753
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
	(Pre-refunded 7/01/21)
4,485	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	N/R (5)	5,486,725
	2010-C2, 6.125%, 11/01/37 (Pre-refunded 11/01/20)
61,180	Total U.S. Guaranteed			66,594,684
	Utilities – 9.9% (6.1% of Total Investments)
2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	2,665,184
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	3,417,990
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,181,111
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	6,974,320
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	6,783,760
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	16,507,600
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	7,998,500
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	11,554,350
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	7,463,400
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,295	5.000%, 12/01/23 – FGIC Insured	9/16 at 100.00	AA–	1,300,063
715	5.000%, 12/01/25 – FGIC Insured	9/16 at 100.00	AA–	717,846
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	3,103,778
	5.000%, 9/01/44
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	5,690,500
	5.000%, 5/01/38
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	6,687,850
	Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24
9,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015,	12/25 at 100.00	AAA	11,530,440
	5.000%, 12/15/32
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	11,815,150
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	27,422,050
134,385	Total Utilities			132,813,892
	Water and Sewer – 11.5% (7.2% of Total Investments)
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	6,115,632
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/17 at 100.00	AA+	5,199,850
	Bonds, Second Generation Resolution, Series 2007AA, 5.000%, 6/15/37
4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	4,996,118
	General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35
5,375	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/25 at 100.00	AA+	6,646,779
	General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/39
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	12,404,600
	General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35
22,340	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	5/24 at 100.00	AAA	27,200,290
	Master Financing Program, Green Series 2014B, 5.000%, 5/15/44
3,095	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	3,611,679
	Master Financing, Refunding Series 2012B, 5.000%, 2/15/42
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,383,800
	Master Financing, Series 2010C, 5.000%, 10/15/35
2,580	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/24 at 100.00	AAA	3,272,704
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30
3,110	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/25 at 100.00	AAA	3,912,380
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/36
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2016A:
8,055	5.000%, 6/15/31	6/26 at 100.00	AAA	10,472,064
7,000	5.000%, 6/15/32	6/26 at 100.00	AAA	9,070,740
7,000	5.000%, 6/15/33	6/26 at 100.00	AAA	9,033,780
5,840	5.000%, 6/15/34	6/26 at 100.00	AAA	7,499,903
8,650	5.000%, 6/15/35	6/26 at 100.00	AAA	11,072,433
13,690	4.000%, 6/15/46	6/26 at 100.00	AAA	15,619,879
7,020	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2015A,	6/25 at 100.00	AAA	9,000,693
	5.250%, 6/01/36
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	A1	1,978,166
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured
	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
1,325	5.000%, 4/01/40	4/25 at 100.00	AA–	1,604,774
1,950	5.000%, 4/01/45	4/25 at 100.00	AA–	2,351,466
127,350	Total Water and Sewer			155,447,730
$ 2,186,187	Total Long-Term Investments (cost $1,905,574,861)			2,106,662,816

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 4.2% (2.6% of Total Investments)

	MUNICIPAL BONDS – 4.2% (2.6% of Total Investments)
$ 19,630	Nassau Health Care Corporation, New York, County Guaranteed Health System	No Opt. Call	AA+	$ 19,630,000
	Revenue Bonds, Variable Rate Demand Obligations, Series 2009B-1,
	0.390%, 8/01/29 (8)
13,300	New York City Municipal Water Finance Authority, New York, Water and Sewer	No Opt. Call	VMIG-1	13,300,000
	System Revenue Bonds, Second Generation Resolution, Variable Rate Demand
	Obligations, Series 2008BB-CC, 0.380%, 6/15/36 (8)
23,740	Onondaga County Industrial Development Agency, New York, Civic Facility Revenue	No Opt. Call	VMIG-1	23,740,000
	Bonds, Variable Rate Demand Obligations, Syracuse University Project,
	Series 2008B, 0.410%, 7/01/37 (8)
$ 56,670	Total Short-Term Investments (cost $56,670,000)			56,670,000
	Total Investments (cost $1,962,244,861) – 160.5%			2,163,332,816
	Floating Rate Obligations – (2.5)%			(34,325,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Preference – (5.9)% (6)			(79,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (49.3)% (7)			(663,800,000)
	Other Assets Less Liabilities – (2.8)%			(38,435,757)
	Net Assets Applicable to Common Shares – 100%			$ 1,347,772,059

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,106,662,816	$ —	$2,106,662,816
Short-Term Investments:
Municipal Bonds	—	56,670,000	—	56,670,000
Total	$ —	$2,163,332,816	$ —	$2,163,332,816

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $1,925,780,175.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$210,906,493
Depreciation	(7,679,415)
Net unrealized appreciation (depreciation) of investments	$203,227,078

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(6)	Institutional MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 3.7%.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 30.7%.
(8)	Investment has a maturity of more than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York AMT-Free Municipal Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2016